Loss before income tax - Equity Settled Share Based Payments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Equity settled share-based payment transactions	$ 14,873,000	$ 22,088,000	$ 5,870,000
Income statement functional expense categories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Equity settled share-based payment transactions	14,872,940	22,088,287	5,870,168
Income statement functional expense categories | Research and development
Disclosure of disaggregation of revenue from contracts with customers [line items]
Equity settled share-based payment transactions	7,360,087	12,487,004	2,950,104
Income statement functional expense categories | Selling, general and administration
Disclosure of disaggregation of revenue from contracts with customers [line items]
Equity settled share-based payment transactions	$ 7,512,853	$ 9,601,283	$ 2,920,064